UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	April 18, 2012

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		87
Form 13F Information Table Value Total:		$166,867




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     2251    72068 SH       Sole                    71484               584
Abbott Laboratories            COM              002824100     1755    28635 SH       Sole                    28635
Annaly Mortgage Management, In COM              035710409     1557    98400 SH       Sole                    98400
Apple Computer                 COM              037833100      537      895 SH       Sole                      895
BRE Properties                 COM              05564E106     2396    47397 SH       Sole                    46797               600
Bristol-Myers Squibb           COM              110122108     2305    68292 SH       Sole                    67592               700
Bunge Ltd.                     COM              G16962105     1857    27134 SH       Sole                    27134
CSX Corp.                      COM              126408103      224    10400 SH       Sole                    10400
Chesapeake Energy Corp.        COM              165167107     1232    53175 SH       Sole                    52375               800
Chevron Corporation (fmly. Che COM              166764100     4223    39387 SH       Sole                    39087               300
Clorox Co.                     COM              189054109     3597    52315 SH       Sole                    52315
Coca-Cola                      COM              191216100      227     3073 SH       Sole                     3073
ConocoPhillips                 COM              20825C104     2181    28695 SH       Sole                    28695
Consolidated Edison, Inc.      COM              209115104      245     4200 SH       Sole                     4200
Copart Inc.                    COM              217204106     1412    54150 SH       Sole                    54150
Cypress Semiconductor          COM              232806109      232    14850 SH       Sole                    14850
DNP Select Income Fund (fmly.  COM              23325p104     1118   110719 SH       Sole                   110719
Du Pont                        COM              263534109     2616    49455 SH       Sole                    49455
Duke Energy                    COM              264399106      357    17000 SH       Sole                    17000
Duke-Weeks Realty Corp.        COM              264411505      227    15800 SH       Sole                    15000               800
Edison International (formerly COM              281020107      247     5802 SH       Sole                     5802
Elements Rogers International  COM              870297801      589    65800 SH       Sole                    65800
ExxonMobil                     COM              30231g102      671     7740 SH       Sole                     7740
Frontier Communications        COM              35906a108      340    81535 SH       Sole                    81535
General Electric               COM              369604103      863    43000 SH       Sole                    43000
GlaxoSmithKline PLC            COM              37733W105     1925    42858 SH       Sole                    42358               500
GreenHaven Continuous Commodit COM              395258106     1260    41600 SH       Sole                    41100               500
HCP, Inc.                      COM              40414L109     1547    39200 SH       Sole                    39200
Hawaiian Electric              COM              419870100     2411    95100 SH       Sole                    95100
Heinz (H.J.)                   COM              423074103     2039    38075 SH       Sole                    37775               300
Intel Corp.                    COM              458140100     3799   135107 SH       Sole                   135107
International Business Machine COM              459200101     1950     9344 SH       Sole                     9344
Johnson & Johnson              COM              478160104     1797    27250 SH       Sole                    27250
Kimberly-Clark                 COM              494368103     1851    25050 SH       Sole                    25050
Leggett & Platt, Inc.          COM              524660107      716    31100 SH       Sole                    31100
Lilly, Eli                     COM              532457108     1597    39660 SH       Sole                    39660
Merck & Co.                    COM              589331107     4112   107075 SH       Sole                   106075              1000
Microchip Technology, Inc.     COM              595017104     2662    71550 SH       Sole                    71550
Microsoft                      COM              594918104     2386    73966 SH       Sole                    73166               800
Mosaic Company (The)           COM              61945C103      608    11000 SH       Sole                    11000
Oracle Corp.                   COM              68389X105     1031    35367 SH       Sole                    35367
PG&E Corporation               COM              69331C108      896    20642 SH       Sole                    20642
PPG Industries                 COM              693506107      354     3700 SH       Sole                     3700
Pepco Holdings, Inc.           COM              737679100     1220    64600 SH       Sole                    64600
Pepsico Inc.                   COM              713448108     1635    24643 SH       Sole                    24343               300
Pfizer Inc.                    COM              717081103     1260    55636 SH       Sole                    55636
Pitney Bowes, Inc.             COM              724479100      216    12300 SH       Sole                    12300
Plum Creek Timber Company, Inc COM              729251108     2052    49367 SH       Sole                    48867               500
Potash Corp. of Saskatche      COM              73755L107      503    11000 SH       Sole                    11000
Procter & Gamble               COM              742718109    13951   207569 SH       Sole                   207269               300
Rayonier Inc.                  COM              754907103     1677    38037 SH       Sole                    37587               450
Realty Income Corp.            COM              756109104      356     9200 SH       Sole                     9200
Safeguard Scientifics          COM              786449108      191    11133 SH       Sole                    11133
Sanofi-Aventis SA              COM              80105N105     1664    42934 SH       Sole                    42934
Southern Company               COM              842587107     2500    55650 SH       Sole                    55650
Statoil ASA                    COM              85771p102     1524    56223 SH       Sole                    56223
Telefonica de Espana S.A. ADR  COM              879382208      366    22300 SH       Sole                    22300
TransCanada PL                 COM              89353D107     2850    66284 SH       Sole                    65984               300
Unilever PLC                   COM              904767704     1765    53410 SH       Sole                    53410
Union Pacific Corp.            COM              907818108      268     2490 SH       Sole                     2490
United States Commodity Index  COM              911717106     2400    39150 SH       Sole                    39150
United Technologies            COM              913017109     1709    20601 SH       Sole                    20601
Verizon Corporation            COM              92343V104     1415    37020 SH       Sole                    37020
iShares Barclay Aggregate Bond COM              464287226      389     3540 SH       Sole                     3540
ASA (Bermuda) Limited          COM              G3156P103     4496   174450 SH       Sole                   172950              1500
AngloGold Ashanti Ltd.         COM              035128206     1893    51275 SH       Sole                    51275
BHP Billiton Ltd.              COM              088606108      529     7300 SH       Sole                     7300
Barrick Gold Corporation       COM              067901108     2017    46400 SH       Sole                    46400
Central Fund of Canada Ltd.    COM              153501101     7406   337425 SH       Sole                   337425
Freeport McMoRan Copper & Gold COM              35671D857     1693    44493 SH       Sole                    44493
Goldcorp, Inc.                 COM              380956409     7161   158918 SH       Sole                   157418              1500
Hecla Mining                   COM              422704106      598   129450 SH       Sole                   129450
IAMGOLD Corporation            COM              450913108     2606   196100 SH       Sole                   196100
Kinross Gold Corporation       COM              496902404     2052   209650 SH       Sole                   209650
Market Vectors Junior Gold Min COM              57060U589     1301    53000 SH       Sole                    53000
Newmont Mining                 COM              651639106     6579   128318 SH       Sole                   127318              1000
Pan American Silver Corp.      COM              697900108     2589   117375 SH       Sole                   117375
Silver Wheaton Corp.           COM              828336107     4736   142650 SH       Sole                   142650
Sprott Physical Gold Trust ETF COM              85207H104     3766   260425 SH       Sole                   259925               500
Sprott Physical Silver Trust E COM              852075107      435    31950 SH       Sole                    31950
Yamana Gold, Inc.              COM              98462Y100     4429   283525 SH       Sole                   283525
iShares Comex Gold Trust       COM              464285105      212    13000 SH       Sole                    13000
GAMCO Global Gold 6.625% Pfd.  PFD              36465a208     1720    66850 SH       Sole                    66850
Aberdeen Asia-Pacific Income F COM              003009107     2778   381060 SH       Sole                   377560              3500
Pimco 1-5 Year U.S. TIPS Index COM              72201R205      405     7500 SH       Sole                     7200               300
Pimco Enhanced Short Maturity  COM              72201R833     1041    10300 SH       Sole                    10300
Templeton Global Income Fund   COM              880198106      316    32700 SH       Sole                    30700              2000